Accrued Issuable Equity (Details) - Schedule of accrued issuable equity activity	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of Accrued Issuable Equity Activity [Abstract]
Balance at beginning	$ 43,095
Reclassification to equity	(43,095)
Balance at Ending